UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE  68130

(Address of principal executive offices)

(Zip code)

James Ash,   Gemini Fund Services, LLC.

             80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      3/31

Date of reporting period:  6/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Shares	INVESTMENTS - 83.6%					Value
	PRIVATE INVESTMENT FUND - 12.6%
146,352	Brevan Howard Investment Fund - Emerging Markets Local Fixed Income Fund (Cost - $14,635,157) *					$ 14,700,370

	UNAFFILIATED TRADING COMPANIES ^ - 4.6%
18,388	Civic Class (a)					1,453,992
21,439	Denali Global Discretionary Program Class Denali (a)					1,342,840
19,770	Krom River Commodity Program Class Krom (a)					976,312
12,414	QMS Class (a)					1,571,831
	TOTAL UNAFFILIATEDTRADING COMPANIES (Cost - $5,413,393)					5,344,975

Principal
Amount ($)	STRUCTURED NOTE - 6.3%				Maturity
88,000	Barclays Bank PLC Linked Note (a) *
	(Cost - $8,800,000)				1/28/2015	7,327,333
				Yield (b)
	LONG TERM BONDS & NOTES - 6.9%
2,000,000	Federal Home Loan Bank			0.1250%	11/20/2014	2,000,164
2,000,000	Federal Home Loan Bank			0.1900	7/24/2014	4,000,124
4,000,000	Federal National Mortgage Association (c)			0.5000	7/2/2015	2,006,478
	TOTAL LONG TERM BONDS & NOTES (Cost - $8,006,789)					8,006,766

	SHORT-TERM INVESTMENTS - 53.2%
	BONDS & NOTES - 17.0%
500,000	Federal Home Loan Bank			0.1250	3/20/2015	4,000,092
4,000,000	Federal Home Loan Bank			0.1700	9/18/2014	500,103
3,500,000	Federal Home Loan Bank			0.2100	9/12/2014	250,069
250,000	Federal Home Loan Bank			0.2500	1/16/2015	3,502,625
4,000,000	Federal National Mortgage Association (c)			0.3750	3/15/2015	4,006,836
2,000,000	Federal National Mortgage Corp. (c)			0.2500	8/14/2014	2,000,420
2,500,000	Federal National Mortgage Corp. (c)			0.5000	4/17/2015	2,506,917
3,000,000	United States Treasury Notes			4.2500	8/15/2014	3,015,468
	TOTAL BONDS & NOTES (Cost - $19,779,709)					19,782,530

	CERTIFICATES OF DEPOSIT - 7.1%
2,000,000	Bank of Montreal			0.1000	7/3/2014	2,000,000
2,150,000	Norinchukin Bank			0.1400	7/25/2014	2,150,000
2,200,000	Sumitomo Mitsui Banking Corp.			0.1600	7/3/2014	2,200,000
2,000,000	Sumitomo Mitsui Trust Bank Ltd.			0.1300	7/23/2014	2,000,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $8,350,000)					8,350,000

	COMMERCIAL PAPER - 8.8%
2,050,000	Alibon Capital Corp. (d)			0.1600	7/17/2014	2,049,854
2,100,000	Apple, Inc. (d)			0.0500	7/10/2014	2,099,974
1,350,000	Danaher Corp. (d)			0.1000	7/9/2014	1,349,970
2,800,000	General Electric Co.			0.0600	7/1/2014	2,800,000
2,000,000	Working Capital Management Co. Ltd. (d)			0.1500	7/15/2014	1,999,883
	TOTAL COMMERCIAL PAPER (Cost - $10,299,681)					10,299,681
Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Principal
Amount ($)				Yield (b)	Maturity	Value
	DISCOUNT AGENCY NOTES - 20.3%
5,126,000	Federal Farm Credit Bank Discount Note			0.0100%	7/1/2014	$ 5,126,000
3,000,000	Federal Farm Credit Bank Discount Note			0.0500	7/2/2014	2,999,996
3,000,000	Federal Home Loan Bank			0.0500	7/11/2014	2,999,958
5,000,000	Federal Home Loan Bank			0.0650	7/18/2014	4,999,846
7,500,000	Federal National Mortgage Association (c)			0.0483	7/2/2014	7,499,990
	TOTAL DISCOUNT AGENCY NOTES (Cost - $23,625,790)					23,625,790

	TOTAL SHORT-TERM INVESTMENTS - (Cost - $62,055,180)					62,058,001

	TOTAL INVESTMENTS - 83.6% (Cost - $98,910,519) (e)					$ 97,437,445
	OTHER ASSETS LESS LIABILITIES - 16.4%					19,103,246
	NET ASSETS - 100.0%					$ 116,540,691

^	Global Macro Strategies Ltd.
*	Non-Income producing.
(a)	All or a portion of these investments are a holding of the AGMS Fund Limited.
(b)	Represents annualized yield at date of purchase for discount securities and coupon for coupon based securities.
(c)

Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and Federal Home Loan Mortgage Corp. currently operate under a federal conservatorship.

(d)

Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration  to qualified institutional buyers. At June 30, 2014, these securities amounted to $7,499,681 or 6.4% of net assets.

(e)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $98,952,183 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:		$ 119,843
				Unrealized Depreciation:		(1,634,581)
				Net Unrealized Depreciation:		$ (1,514,738)

	OPEN TOTAL RETURN SWAP CONTRACTS (a)

	Reference Entity	Notional Amount	Interest Rate	Termination Date	Counterparty	Unrealized Depreciation
	Barclays Bank PLC SWAP	$ 13,324,059	LIBOR+1.20%	11/9/2016	Barclays Capital Inc	$ (459,248)

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of the Portfolio of Investments.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. The value of the credit default swap agreements entered by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the last quoted value of the index that the swap pertains to at the close of the market, adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Altegris Advisors, LLC (the “Advisor”) fair values the investments in Global Macro Strategy Limited ("GMSL") daily based on the underlying commodity trading advisors ("CTA’s") current position information on a next-trading day basis. The Advisor applies current day pricing to the CTA positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA.  The Advisor receives a daily CTA estimated profit and loss figure from the CTA which is compared to the Advisor’s estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to reviewing current prices and speaking with the CTA.  The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisors estimate or the CTA’s estimate. The Advisors fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.   For financial reporting purposes, at June 30, 2014, the NAV is calculated using the current market values of the CTAs total assets as of the close of the regular trading session of the exchange or the close price at 4 pm eastern time.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this proces and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Process -  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Swap Agreements - The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. gPayments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Structured Notes – Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation policies. This valuation is a function of the valuation of the reference assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at June 30, 2014 is a reflection of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Private Investment Company	$ -	$ 14,700,370	$ -	$ 14,700,370
Unaffilated Trading Companies	-	5,344,975	-	5,344,975
Structured Note	-	7,327,333	-	7,327,333
Long Term Bonds & Notes	-	8,006,766	-	8,006,766
Short Term Bonds & Notes	-	19,782,530	-	19,782,530
Certificates of Deposit	-	8,350,000	-	8,350,000
Commercial Paper	-	10,299,681	-	10,299,681
Discount Agency Notes	-	23,625,790	-	23,625,790
Total Investments	$ -	$ 97,437,445	$ -	$ 97,437,445
Liabilities
Derivative
Swaps	$ -	$ (459,248)	$ -	$ (459,248)

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated Portfolio of Investments of the Fund include AGMS Fund Limited (“AGMS”) a wholly-owned and controlled subsidiary of which the Fund may invest up to 25% of its total assets. AGMS invests in the global derivatives markets through the use of the unaffiliated trading companies of GMSL. The Fund consolidates the results of subsidiaries in which the fund holds a controlling economic interest (greater than 50%). GMSL is a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on April 6, 2011. GMSL uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTA”). Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.

A summary of the Fund’s investment in AGMS is as follows:

	Inception Date of AGMS	AGMS Net Assets at June 30, 2014	% of Total Net Assets at June 30, 2014

AGMS	April 13, 2011	$ 26,870,394	23.06%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/25/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/25/2014